Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Total ABB stockholders' equity	Capital stock and additional paid-in capital	Retained earnings	Total accumulated other comprehensive loss	Foreign currency translation adjustment	Unrealized gain (loss) on available-for-sale securities	Pension and other post-retirement plan adjustments	Unrealized gain (loss) on cash flow hedges derivatives	Treasury stock	Noncontrolling interests	Comprehensive Income
Balance at Dec. 31, 2008	$ 11,770	$ 11,158	$ 4,841	$ 9,927	$ (2,710)	$ (1,654)	$ 83	$ (978)	$ (161)	$ (900)	$ 612
Comprehensive income:
Net income	3,136	2,901		2,901							235	3,136
Foreign currency translation adjustments	610	598			598	598					12	610
Effect of change in fair value of available-for-sale securities (net of tax of $1, $(2) and $26 during the years 2011, 2010 and 2009, respectively)	(63)	(63)			(63)		(63)					(63)
Unrecognized income (expense) related to pensions and other postretirement plans (net of tax of $154, $(25) and $3 during the years 2011, 2010 and 2009, respectively)	(92)	(90)			(90)			(90)			(2)	(92)
Change in derivatives qualifying as cash flow hedges (net of tax of $29, $(19) and $(54) during the years 2011, 2010 and 2009, respectively)	181	181			181				181			181
Total comprehensive income	3,772	3,527									245	3,772
Changes in noncontrolling interests	(29)	(49)	(49)								20
Dividends paid to noncontrolling shareholders	(194)										(194)
Dividends paid in the form of nominal value reduction	(1,024)	(1,024)	(1,024)
Treasury stock transactions			(3)							3
Share-based payment arrangements	66	66	66
Issuance of shares	90	90	90
Call options	22	22	22
Balance at Dec. 31, 2009	14,473	13,790	3,943	12,828	(2,084)	(1,056)	20	(1,068)	20	(897)	683
Comprehensive income:
Net income	2,732	2,561		2,561							171	2,732
Foreign currency translation adjustments	370	349			349	349					21	370
Effect of change in fair value of available-for-sale securities (net of tax of $1, $(2) and $26 during the years 2011, 2010 and 2009, respectively)	(2)	(2)			(2)		(2)					(2)
Unrecognized income (expense) related to pensions and other postretirement plans (net of tax of $154, $(25) and $3 during the years 2011, 2010 and 2009, respectively)	145	148			148			148			(3)	145
Change in derivatives qualifying as cash flow hedges (net of tax of $29, $(19) and $(54) during the years 2011, 2010 and 2009, respectively)	72	72			72				72			72
Total comprehensive income	3,317	3,128									189
Changes in noncontrolling interests	(946)	(836)	(836)								(110)
Dividends paid to noncontrolling shareholders	(189)										(189)
Dividends paid in the form of nominal value reduction	(1,112)	(1,112)	(1,112)
Cancellation of shares repurchased under buyback program			(619)							619
Treasury stock transactions	(228)	(228)								(228)
Share-based payment arrangements	66	66	66
Issuance of shares	78	78	13							65
Call options	(1)	(1)	(1)
Balance at Dec. 31, 2010	15,458	14,885	1,454	15,389	(1,517)	(707)	18	(920)	92	(441)	573
Comprehensive income:
Net income	3,315	3,168		3,168							147	3,315
Foreign currency translation adjustments	(275)	(261)			(261)	(261)					(14)	(275)
Effect of change in fair value of available-for-sale securities (net of tax of $1, $(2) and $26 during the years 2011, 2010 and 2009, respectively)	2	2			2		2					2
Unrecognized income (expense) related to pensions and other postretirement plans (net of tax of $154, $(25) and $3 during the years 2011, 2010 and 2009, respectively)	(549)	(552)			(552)			(552)			3	(549)
Change in derivatives qualifying as cash flow hedges (net of tax of $29, $(19) and $(54) during the years 2011, 2010 and 2009, respectively)	(80)	(80)			(80)				(80)			(80)
Total comprehensive income	2,413	2,277									136
Changes in noncontrolling interests	4	(3)	(3)								7
Dividends paid to noncontrolling shareholders	(157)										(157)
Dividends paid	(1,569)	(1,569)		(1,569)
Treasury stock transactions	5	5	(12)							17
Share-based payment arrangements	67	67	67
Issuance of shares	105	105	105
Call options	(9)	(9)	(9)
Replacement options issued in connection with acquisition	19	19	19
Balance at Dec. 31, 2011	$ 16,336	$ 15,777	$ 1,621	$ 16,988	$ (2,408)	$ (968)	$ 20	$ (1,472)	$ 12	$ (424)	$ 559